Pensions and post-retirement benefits - Disclosure of analysis of scheme assets (Details) - Fair value of plan assets - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 22,623	£ 24,914
% of total fair value of scheme assets %	100.00%	100.00%
Equities
Disclosure of fair value of plan assets [line items]
Equities	£ 121	£ 116
% of total fair value of scheme assets %	0.50%	0.50%
Private equities
Disclosure of fair value of plan assets [line items]
Equities	£ 2,134	£ 2,259
% of total fair value of scheme assets %	9.40%	9.10%
Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,546	£ 1,544
% of total fair value of scheme assets %	6.80%	6.20%
Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	£ 8,234	£ 9,400
% of total fair value of scheme assets %	36.40%	37.70%
Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	£ 6,321	£ 7,251
% of total fair value of scheme assets %	27.90%	29.10%
Property
Disclosure of fair value of plan assets [line items]
Property	£ 1,257	£ 1,214
% of total fair value of scheme assets %	5.60%	4.90%
Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,388	£ 1,534
% of total fair value of scheme assets %	6.10%	6.20%
Hedge funds
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,399	£ 1,320
% of total fair value of scheme assets %	6.20%	5.30%
Derivatives
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,806)	£ (1,559)
% of total fair value of scheme assets %	(8.00%)	(6.30%)
Longevity reinsurance contracts
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (117)	£ (131)
% of total fair value of scheme assets %	(0.50%)	(0.50%)
Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 2,075	£ 1,902
% of total fair value of scheme assets %	9.20%	7.60%
Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 8	£ 12
% of total fair value of scheme assets %	0.00%	0.00%
Other
Disclosure of fair value of plan assets [line items]
Other	£ 63	£ 52
% of total fair value of scheme assets %	0.40%	0.20%
Equities quoted
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 15,087	£ 16,824
Equities quoted | Equities
Disclosure of fair value of plan assets [line items]
Equities	121	116
Equities quoted | Private equities
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities quoted | Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	1,546	1,544
Equities quoted | Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	8,234	9,400
Equities quoted | Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	5,604	6,014
Equities quoted | Property
Disclosure of fair value of plan assets [line items]
Property	19	17
Equities quoted | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	0	814
Equities quoted | Hedge funds
Disclosure of fair value of plan assets [line items]
Hedge funds	9	11
Equities quoted | Derivatives
Disclosure of fair value of plan assets [line items]
Derivatives	(7)	25
Equities quoted | Longevity reinsurance contracts
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Equities quoted | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(454)	(1,134)
Equities quoted | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	8	12
Equities quoted | Other
Disclosure of fair value of plan assets [line items]
Other	7	5
Equities quoted | Repos
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(948)	(1,588)
Equities unquoted
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	7,536	8,090
Equities unquoted | Equities
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities unquoted | Private equities
Disclosure of fair value of plan assets [line items]
Equities	2,134	2,259
Equities unquoted | Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Equities unquoted | Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Equities unquoted | Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	717	1,237
Equities unquoted | Property
Disclosure of fair value of plan assets [line items]
Property	1,238	1,197
Equities unquoted | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	1,388	720
Equities unquoted | Hedge funds
Disclosure of fair value of plan assets [line items]
Hedge funds	1,390	1,309
Equities unquoted | Derivatives
Disclosure of fair value of plan assets [line items]
Derivatives	(1,799)	(1,584)
Equities unquoted | Longevity reinsurance contracts
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(117)	(131)
Equities unquoted | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,529	3,036
Equities unquoted | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Equities unquoted | Other
Disclosure of fair value of plan assets [line items]
Other	56	47
Of which relates to UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 21,928	£ 24,234
% of total fair value of scheme assets %	100.00%	100.00%
Of which relates to UKRF | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 0	£ 0
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 2,134	£ 2,259
% of total fair value of scheme assets %	9.70%	9.30%
Of which relates to UKRF | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,306	£ 1,289
% of total fair value of scheme assets %	6.00%	5.30%
Of which relates to UKRF | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 8,214	£ 9,383
% of total fair value of scheme assets %	37.50%	38.80%
Of which relates to UKRF | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 6,112	£ 7,055
% of total fair value of scheme assets %	27.90%	29.10%
Of which relates to UKRF | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,238	£ 1,197
% of total fair value of scheme assets %	5.60%	4.90%
Of which relates to UKRF | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,388	£ 1,534
% of total fair value of scheme assets %	6.30%	6.30%
Of which relates to UKRF | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,390	£ 1,309
% of total fair value of scheme assets %	6.30%	5.40%
Of which relates to UKRF | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,806)	£ (1,559)
% of total fair value of scheme assets %	(8.20%)	(6.40%)
Of which relates to UKRF | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (117)	£ (131)
% of total fair value of scheme assets %	(0.50%)	(0.50%)
Of which relates to UKRF | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 2,065	£ 1,893
% of total fair value of scheme assets %	9.40%	7.80%
Of which relates to UKRF | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 4	£ 5
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Cash | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 404	£ 354
Of which relates to UKRF | Receivables (payables) | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	80	91
Of which relates to UKRF | Pooled cash funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,529	3,036
Of which relates to UKRF | Equities quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	14,444	16,186
Of which relates to UKRF | Equities quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Equities quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Equities quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,306	1,289
Of which relates to UKRF | Equities quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	8,214	9,383
Of which relates to UKRF | Equities quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	5,395	5,818
Of which relates to UKRF | Equities quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
Of which relates to UKRF | Equities quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	0	814
Of which relates to UKRF | Equities quoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	0	0
Of which relates to UKRF | Equities quoted | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(7)	25
Of which relates to UKRF | Equities quoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Of which relates to UKRF | Equities quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(464)	(1,143)
Of which relates to UKRF | Equities quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Equities quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
Of which relates to UKRF | Equities unquoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	7,484	8,048
Of which relates to UKRF | Equities unquoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Equities unquoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	2,134	2,259
Of which relates to UKRF | Equities unquoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Of which relates to UKRF | Equities unquoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Of which relates to UKRF | Equities unquoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	717	1,237
Of which relates to UKRF | Equities unquoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,238	1,197
Of which relates to UKRF | Equities unquoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	1,388	720
Of which relates to UKRF | Equities unquoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	1,390	1,309
Of which relates to UKRF | Equities unquoted | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(1,799)	(1,584)
Of which relates to UKRF | Equities unquoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(117)	(131)
Of which relates to UKRF | Equities unquoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,529	3,036
Of which relates to UKRF | Equities unquoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Equities unquoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 4	£ 5